RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of balances due from related parties at June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	June 30,	December 31,
	2022	2021
Seatankers Management Norway AS	16	18
Frontline Ltd	—	162
Frontline Management (Bermuda) Limited	282	—
Frontline Management AS	12	1
SFL Corporation Ltd	2	—
Northern Ocean Limited	37	47
Sloane Square Capital Holdings Ltd	7	—
Receivables due from related parties	356	228

A summary of balances due to related parties at June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	June 30,	December 31,
	2022	2021
Seatankers Management Co. Ltd	(43)	—
Frontline Management (Bermuda) Limited	—	(85)
Frontline Corporate Services Ltd	(24)	(30)
Flex LNG Fleet Management AS	(158)	(232)
SFL Corporation Ltd	—	(1)
Payables due to related parties	(225)	(348)

Related Party Transactions

A summary of (expenses)/income from related parties is as follows:

(in thousands of $)	Six months ended
	June 30,
	2022	2021
Seatankers Management Co Ltd	(43)	(22)
Seatankers Management Norway AS	(28)	(44)
Frontline Management (Bermuda) Limited	(206)	(133)
Frontline Management AS	10	(130)
Flex LNG Fleet Management AS	(1,721)	(1,666)
FS Maritime SARL	(32)	(257)
Northern Ocean Limited	4	2
Front Ocean Management AS	(106)	—
Front Ocean Management Ltd	(82)	—
Sloane Square Capital Holdings Ltd	6	—
Avance Gas Trading Ltd	2	—
Total related party transactions	(2,196)	(2,250)

General Management Agreements

We have a service level agreements with Front Ocean Management AS, for the Oslo office, and Front Ocean Management Ltd , for the Bermudan office (together "Front Ocean"). Front Ocean provides certain advisory and support services including human resources, shared office costs, administrative support, IT systems and services, compliance, insurance and legal assistance. In the six months ended June 30, 2022, we recorded an expense with Front Ocean of $0.2 million for these services.
We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, purchase of goods and services within the ordinary course of business and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the six months ended June 30, 2022, we recorded an expense with Frontline Management and associated companies of $0.2 million for these services (June 30, 2021: $0.3 million).

Technical Management and Support Services

Flex LNG Fleet Management AS is responsible for the provision of technical ship management of all of our vessels. During the six months ended June 30, 2022, we recorded an expense with Flex LNG Management AS of $1.7 million for these services (June 30, 2021: $1.7 million).

Consultancy Services

We held a consultancy agreement with FS Maritime SARL for the employment of our Chief Commercial Officer, which was terminated in March 2022. The fee was set at a maximum of CHF437,995 per annum and was charged on a pro-rated basis for the time allocation of consultancy services incurred. In the six months ended June 30, 2022, we recorded an expense of $0.0 million with FS Maritime SARL for these services (June 30, 2021: $0.3 million).